Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Consolidated income before taxes	$ 25,302	$ 41,751	$ 105,558
Average statutory tax rate	25.00%	25.00%	25.00%
Corporate income tax at average statutory tax rate	$ (6,326)	$ (10,438)	$ (26,390)
Income tax of associates, net	3,076	128	1,808
Differences in statutory tax rates	(3,359)	(94)	(7,076)
Unrecognized NOLs and deferred tax assets	(11,232)	(37,183)	(14,161)
Purchase of Liberty Interactive's equity interest in Solana	0	36,352	0
Other permanent differences	(4,052)	(8,895)	11,220
Other non-taxable income/(expense)	(14,327)	(4,747)	3,649
Total income tax expense	$ (36,220)	$ (24,877)	$ (30,950)
Effective tax rate	25.00%	25.00%	25.00%